Leases (Tables)	12 Months Ended
Jun. 30, 2018
Leases
Schedule of future aggregate minimum lease non-cancellable operating leases

The future aggregate minimum lease payments the Group will have to cancel under non-cancellable operating leases were as follows:

	06.30.18	06.30.17	06.30.16
No later than 1 year	2,586	3,025	3,907
Later than 1 year and not later than 5 years	5,000	8,309	6,859
More than 5 years	1,205	2,472	2,254
	8,791	13,806	13,020

Rental properties are considered to be investment property. Book value is included in Note 9. The future minimum proceeds generated from non-cancellable operating leases from Group’s Shopping malls, offices and other buildings are as follows:

	06.30.18	06.30.17	06.30.16
No later than 1 year	5,097	4,437	3,137
Later than 1 year and not later than 5 years	22,945	12,451	13,361
More than 5 years	8,377	4,632	4,247
	36,419	21,520	20,745

The future aggregate minimum lease proceeds under non-cancellable operating leases from the Group are as follows:

	06.30.18	06.30.17	06.30.16
No later than 1 year	27	6	14
Later than 1 year and not later than 5 years	72	-	-
More than 5 years	8	-	-
	107	6	14